ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES	ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES
(a)Accounts receivable

Tax No.	Related party	Relationship	Country of origin	Currency	As of December 31, 2024	As of December 31, 2023
					ThUS$	ThUS$
76.335.600-0	Parque de Chile S.A.	Related director	Chile	CLP	2	2
96.810.370-9	Inversiones Costa Verde S.A.	Related director	Chile	CLP	21	25
76.115.378-1	Costa Verde Portafolio S.A.	Related director	Chile	CLP	2	—
Foreign	Inversora Aeronáutica Argentina S.A.	Related director	Argentina	ARS	—	1
	Total current assets				25	28

(b)Current accounts payable

					Current liabilities
Tax No.	Related party	Relationship	Country of origin	Currency	As of December 31, 2024	As of December 31, 2023
					ThUS$	ThUS$
Foreign	Qatar Airways	Indirect shareholder	Qatar	US$	3,576	2,312
Foreign	Delta Air Lines, Inc.	Shareholder	U.S.A.	US$	9,299	5,132
	Total current liabilities				12,875	7,444

Transactions between related parties have been carried out on arm’s length conditions between interested and duly-informed parties. The transaction terms for the Liabilities of the period 2024 correspond from 30 days to 1 year of maturity, and the nature of the settlement of transactions are monetary.